SUBSEQUENT EVENTS (Detail) $ in Thousands				9 Months Ended	12 Months Ended
	Jun. 21, 2016 shares	Jun. 02, 2016 USD ($)	Apr. 02, 2016 USD ($)	Oct. 01, 2016 USD ($)	Jan. 03, 2015 USD ($)	Jan. 02, 2016 USD ($)	Dec. 29, 2012 USD ($)
Subsequent event
Stock split	49.313
Increase in authorized shares of common stock | shares	6,870,000
Proceeds from debt issuance				$ 1,293,500
Original issue discount			$ 4,306			$ 5,065
Payment of refinancing expenses			$ 9,362
2016 First Lien Term Loan
Subsequent event
Face amount		$ 1,300,000
Proceeds from debt issuance		1,293,500
Original issue discount		6,500		$ 7,359
Frequency payment				quarterly
Mandatory quarterly principal repayments		3,250
Retained proceeds for working capital and other purposes		3,619
Balloon payment		1,212,250		$ 1,095,000
Prior Term Loans
Subsequent event
Face amount							$ 1,300,000
Repayment of term loan		1,259,346
Payments of accrued interest		11,990
Payment of refinancing expenses		3,735
Revolving line of credit
Subsequent event
Maximum borrowing capacity		$ 175,000		$ 175,000	$ 150,000	$ 175,000
LIBOR | 2016 First Lien Term Loan
Subsequent event
Margin		3.75%
LIBOR | 2016 First Lien Term Loan | Minimum
Subsequent event
Rate		1.00%
Base rate | 2016 First Lien Term Loan
Subsequent event
Margin		2.75%
Base rate | Revolving line of credit
Subsequent event
Rate					3.25%
Margin					0.75%
Revised | 2016 First Lien Term Loan
Subsequent event
Retained proceeds for working capital and other purposes		$ 3,654
Revised | Prior Term Loans
Subsequent event
Payment of refinancing expenses		$ 18,510